UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02667

Salomon Brothers Capital Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

CAPITAL FUND INC.

FORM N-Q

September 30, 2005

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited)	September 30, 2005

SHARES	SECURITY	VALUE
COMMON STOCKS - 87.9%
CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 4.0%
839,500	McDonald’s Corp.	$28,114,855
997,200	Outback Steakhouse Inc. (a)	36,497,520
52,400	Station Casinos Inc.	3,477,264

	Total Hotels, Restaurants & Leisure	68,089,639

Media - 7.3%
1,048,700	Cablevision Systems Corp., New York Group, Class A Shares*	32,163,629
3,460,000	Charter Communications Inc., Class A Shares (a)*	5,190,000
338,437	Liberty Global Inc., Class A Shares (a)*	9,164,874
338,437	Liberty Global Inc., Series C Shares (a)*	8,714,753
2,099,700	Liberty Media Corp., Class A Shares*	16,902,585
3,184,800	SES Global SA, FDR	50,115,021

	Total Media	122,250,862

	TOTAL CONSUMER DISCRETIONARY	190,340,501

CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 0.1%
466,286	FHC Delaware Inc. (b)(c)*	2,214,859

Food Products - 0.5%
277,900	Hormel Foods Corp.	9,167,921

Tobacco - 3.0%
675,500	Altria Group Inc.	49,791,105

	TOTAL CONSUMER STAPLES	61,173,885

ENERGY - 7.6%
Energy Equipment & Services - 3.7%
640,900	ENSCO International Inc. (a)	29,859,531
276,600	National-Oilwell Varco Inc. (a)*	18,200,280
492,300	Pride International Inc.*	14,035,473

	Total Energy Equipment & Services	62,095,284

Oil, Gas & Consumable Fuels - 3.9%
648,600	Burlington Resources Inc. (a)	52,744,152
366,700	OPTI Canada Inc.*	12,476,549

	Total Oil, Gas & Consumable Fuels	65,220,701

	TOTAL ENERGY	127,315,985

EXCHANGE TRADED FUNDS - 6.2%
Exchange Traded - 6.2%
2,307,400	iShares MSCI Japan Index Fund (a)	28,127,206
712,000	iShares Russell 2000 Growth Index Fund (a)	48,978,480
461,000	iShares S&P SmallCap 600 Index Fund (a)	26,627,360

	TOTAL EXCHANGE TRADED FUNDS	103,733,046

FINANCIALS - 12.5%
Capital Markets - 2.8%
763,000	Merrill Lynch & Co. Inc. (a)	46,810,050

Commercial Banks - 1.0%
550,000	Hibernia Corporation	16,522,000

Consumer Finance - 1.8%
391,300	Capital One Financial Corp. (a)	31,116,176

Insurance - 5.6%
1,616,200	Assurant Inc. (a)	61,512,572
400	Berkshire Hathaway Inc., Class A Shares (a)*	32,800,000

	Total Insurance	94,312,572

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 12.5% (continued)
Thrifts & Mortgage Finance - 1.3%
354,100	Golden West Financial Corp. (a)	$21,029,999

	TOTAL FINANCIALS	209,790,797

HEALTH CARE - 12.6%
Biotechnology - 0.6%
550,500	Nektar Therapeutics (a)*	9,330,975

Health Care Equipment & Supplies - 1.0%
250,800	Zimmer Holdings Inc. (a)*	17,277,612

Health Care Providers & Services - 9.2%
1,174,700	Coventry Health Care Inc. (a)*	101,047,694
675,600	PacifiCare Health Systems Inc.*	53,899,368

	Total Health Care Providers & Services	154,947,062

Pharmaceuticals - 1.8%
1,213,900	Inspire Pharmaceuticals Inc. (a)*	9,225,640
350,500	Sepracor Inc. (a)*	20,675,995

	Total Pharmaceuticals	29,901,635

	TOTAL HEALTH CARE	211,457,284

INDUSTRIALS - 7.9%
Aerospace & Defense - 5.4%
692,100	Boeing Co. (a)	47,028,195
260,400	Lockheed Martin Corp. (a)	15,894,816
701,900	Raytheon Co. (a)	26,686,238

	Total Aerospace & Defense	89,609,249

Building Products - 2.5%
912,800	American Standard Cos. Inc.	42,490,840

	TOTAL INDUSTRIALS	132,100,089

INFORMATION TECHNOLOGY - 20.2%
Communications Equipment - 4.4%
1,456,665	Comverse Technology Inc. (a)*	38,266,589
812,600	QUALCOMM Inc. (a)	36,363,850

	Total Communications Equipment	74,630,439

Computers & Peripherals - 3.1%
1,041,600	EMC Corp. (a)*	13,478,304
799,300	SanDisk Corp. (a)*	38,566,225

	Total Computers & Peripherals	52,044,529

IT Services - 2.2%
244,500	Infosys Technologies Ltd., Sponsored ADR (a)	18,161,460
863,300	Wright Express Corp. (a)*	18,638,647

	Total IT Services	36,800,107

Semiconductors & Semiconductor Equipment - 4.8%
1,629,200	Entegris Inc.*	18,409,960
828,900	Maxim Integrated Products Inc. (a)	35,352,585
352,700	National Semiconductor Corp.	9,276,010
621,395	Xilinx Inc. (a)	17,305,851

	Total Semiconductors & Semiconductor Equipment	80,344,406

Software - 5.7%
436,000	Cognos Inc.*	16,973,480
3,067,500	Microsoft Corp. (a)	78,926,775

	Total Software	95,900,255

	TOTAL INFORMATION TECHNOLOGY	339,719,736

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

SHARES	SECURITY	VALUE
MATERIALS - 1.6%
Metals & Mining - 1.6%
958,100	Barrick Gold Corp	$27,832,805

TELECOMMUNICATION SERVICES - 2.5%
Wireless Telecommunication Services - 2.5%
1,786,117	Sprint Nextel Corp	42,473,862

UTILITIES - 1.9%
Independent Power Producers & Energy Traders - 0.8%
325,700	NRG Energy Inc. (a)*	13,874,820

Multi-Utilities - 1.1%
381,000	Sempra Energy	17,929,860

	TOTAL UTILITIES	31,804,680

	TOTAL COMMON STOCKS (Cost - $1,240,198,746)	1,477,742,670

FACE AMOUNT
CORPORATE BOND & NOTE - 0.5%
Media - 0.5%
$11,000,000	CCH I Holdings LLC, Senior Accreting Notes, Step Bond to yield 16.292% due 5/15/14 (d) (Cost - $7,975,000)	7,920,000

CONVERTIBLE BONDS & NOTES - 0.5%
Electric - 0.4%
11,750,000	Calpine Corp., 4.750% due 11/15/23	6,462,500

Oil & Gas - 0.1%
31,570,000	Friede Goldman Halter Inc., 4.500% due 12/15/09 (b)(e)	2,604,525

	TOTAL CONVERTIBLE BONDS & NOTES (Cost - $19,640,439)	9,067,025

CONTRACTS
PURCHASED OPTIONS - 0.0%
600,000	Nasdaq 100 Index, Call @ 40, expires 10/05	150,000
600,000	Nasdaq 100 Index, Call @ 41, expires 10/05	60,000
800,000	Nasdaq 100 Index, Put @ 39, expires 10/05	240,000
260,000	SPDR Trust Series 1, Put @ 121, expires 10/05	143,000

	TOTAL PURCHASED OPTIONS (Cost - $2,042,300)	593,000

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,269,856,485)	1,495,322,695

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 21.0%
Repurchase Agreements - 15.9%
$25,000,000	Interest in $400,660,000 joint tri-party repurchase agreement dated 9/30/05 with Barclays Capital Inc., 3.850% due 10/3/05, Proceeds at maturity - $25,008,021; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.375% due 3/7/06 to 9/17/10; Market value - $25,500,018)	25,000,000
51,380,000	Interest in $510,942,000 joint tri-party repurchase agreement dated 9/30/05 with Goldman, Sachs & Co., 3.850% due 10/3/05, Proceeds at maturity - $51,396,484; (Fully collateralized by various U.S. Treasury obligations, 2.000% to 4.250% due 1/15/07 to 4/15/32; Market value - $52,407,628)	51,380,000

See Notes to Schedule of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	September 30, 2005

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreements (continued)
$120,000,000	Interest in $603,193,000 joint tri-party repurchase agreement dated 9/30/05 with Merrill Lynch, Pierce, Fenner & Smith Inc., 3.810% due 10/3/05, Proceeds at maturity - $120,038,100; (Fully collateralized by U.S. government agency obligations, 4.125% to 8.875% due 8/15/08 to 7/15/20; Market value - $122,400,624)	$120,000,000
70,000,000	Interest in $304,256,000 joint tri-party repurchase agreement dated 9/30/05 with Morgan Stanley, 3.750% due 10/3/05, Proceeds at maturity - $70,021,875; (Fully collateralized by various U.S. government agency obligations, 0.000% to 9.800% due 10/7/05 to 9/23/21; Market value - $71,636,381)	70,000,000

	Total Repurchase Agreements (Cost - $266,380,000)	266,380,000

SHARES
Securities Purchased from Securities Lending Collateral - 5.1%
85,887,865	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $85,887,865)	85,887,865

	TOTAL SHORT-TERM INVESTMENTS (Cost - $352,267,865)	352,267,865

	TOTAL INVESTMENTS - 109.9% (Cost - $1,622,124,350#)	1,847,590,560
	Liabilities in Excess of Other Assets - (9.9)%	(166,626,925)

	TOTAL NET ASSETS - 100.0%	$1,680,963,635

*	Non-income producing security.

(a)	All or a portion of this security is on loan (See Notes 1 and 2).

(b)	Securities are fair valued at September 30, 2005 in accordance with the policies adopted by the Board of Directors (See Note 1).

(c)	Illiquid Security.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(e)	Security is currently in default.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
FDR	— Foreign Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”) and the Salomon Brothers Capital Fund Inc (“Capital Fund”).

The Capital Fund is a non-diversified open-end management investment company incorporated in Maryland.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

(b) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Written Option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium and the amount for effecting a closing purchase transaction, including brokerage commission, is also treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a

Notes to Schedule of Investments (unaudited) (continued)

loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$255,423,954
Gross unrealized depreciation	(29,957,744)

Net unrealized appreciation	$225,466,210

At September 30, 2005, Capital Fund loaned securities having a market value of $83,735,620. The Fund received cash collateral amounting to $85,887,865 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

3. Line of Credit

The Capital Fund entered into an ageement with various financial institutions which allows the Funds collectively to borrow up to $200 million. Interest on borrowing, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. At September 30, 2005, the Capital Fund had an outstanding loan of $82,000,000.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital Fund Inc

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 29, 2005

By	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date November 29, 2005